Other liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous liabilities [abstract]
Lease financial liabilities (Note 24 a)	R$ 146,705	R$ 137,085	R$ 111,328
Payments to be processed	648,887	288,540
Contract liabilities(a)	45,364	48,943
Agreements to be transferred	33,736	37,301
Digital customer portfolio	89,518	0
Provisions for salaries, vacations and other labor charges	77,383	44,684
Other liabilities	100,582	30,412
Pending settlements	31,352	12,680
Financing to be released	0	17,704
Total other liabilities	R$ 1,173,527	R$ 617,349